Financial expense - Additional information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022
Financial Expense
Exchange losses	€ 161,000	€ 305,000	€ 715,000	€ 388,000
Closing rate of EUR/USD	1.09164		1.09164		1.07265